Payments, by Project - 12 months ended Dec. 31, 2023	Fees USD ($)	Fees CAD ($)	Total Payments USD ($)	Total Payments CAD ($)
Total	$ 1,180,000		$ 1,180,000
Lincoln
Total	110,000		110,000
Bitter Creek
Total	100,000		100,000
Hog Heaven
Total	10,000		10,000
Unity
Total	80,000		80,000
Santa Cruz
Total	270,000		270,000
Desert Mountain
Total	30,000		30,000
Lyles Lithium
Total	120,000		120,000
Tintic
Total	80,000		80,000
White Hill
Total	240,000		240,000
Arizona Other
Total	30,000		30,000
Delamar
Total	50,000		50,000
Hector
Total	30,000		30,000
Bristol
Total	$ 30,000		$ 30,000
Kaizen Discovery Inc
Total		$ 373,000		$ 373,000
Kaizen Discovery Inc | Pinaya
Total		373,000		373,000
Cordoba Minerals Corp
Total		104,000		104,000
Cordoba Minerals Corp | San Matias
Total		$ 104,000		$ 104,000